Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Notes Payable

NOTE 6. NOTES PAYABLE

At March 31, 2016 and June 30, 2015 the Company had notes payable in the amount of $50,500 and $85,500 respectively. As of March 31, 2016 these notes were in default. The notes were a debt obligation without interest. The imputed interest expense is not material when viewed in light of the full financial statements. As of May 13, 2016 the notes have been paid off in full and are no longer in default.

NOTE 6. NOTES PAYABLES

The notes payable is summarized as followed:

Balance
Balance; June 30, 2014	$-
Proceeds	85,000
Debt discount	(71,000)
Amortization of debt discount	24,871
Balance; June 30, 2015	$38,871

During the year ended June 30, 2015, the Company issued notes payables with loan discount of totaled $71,000, the detailed terms of which were set forth as follows:

Date of Issuance	Note Holder	Loan Maturity Date	Interest rate	Loan Amount	Loan Discount
3/20/2015	Rodney Schoemann	11/10/2015	0%	20,000	20,000
4/12/2015	Rodney Schoemann	11/10/2015	0%	25,000	25,000
5/11/2015	Rodney Schoemann	11/10/2015	0%	25,000	25,000
6/22/2015	Thomas Daniels	12/22/2015	0%	15,000	1,000
Total				85,000	71,000

For the year ended June 30, 2015, the Company accrued $220 imputed interest on these notes payables. These notes payable are default when due.

For the year ended June 30, 2014, the Company did not issue any promissory notes and therefore no interest expense is accrued.